Other provisions (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Maturities of provisions	$ 5,052,825	$ 5,252,629	$ 2,718,299
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	2,645,803	2,753,316	325,331
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	2,407,022	2,499,313	$ 2,392,968
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	3,173,553	2,461,549
Not later than one year [member] | Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	929,495	217,491
Not later than one year [member] | Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	2,244,058	2,244,058
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	588,504	831,395
Later than one year and not later than five years [member] | Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	425,540	576,140
Later than one year and not later than five years [member] | Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	162,964	255,255
Later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	1,290,768	1,959,685
Later than five years [member] | Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	1,290,768	1,959,685
Later than five years [member] | Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions